Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale securities	$ 238	$ 306	$ 781